NOTE 12 - LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company’s commitment to these expenditures are as follow:

	Years ending December, 31
	2018	2019	Total
Tennessee retail space lease	$30,050	$30,600	$60,650
CEO housing allowance	12,000	12,000	24,000
CEO automobile allowance	12,000	12,000	24,000
	$54,050	$54,600	$108,650